Note 10 - Long-term Debt (Details) - Long-term Debt (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Balance	$ 352,868,622	$ 345,352,312
Additions	45,212,500
Repayments	(37,696,190)
Current portion of long-term debt	41,263,165	35,787,544
Long term debt	311,605,457	309,564,768
Term Loan 1 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		100,067,500
Balance	34,012,031	40,421,883
Repayments	(6,409,852)
Loan Agreement Date		May 30, 2016
Term Loan 2 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		79,850,000
Balance	18,500,000	22,500,000
Repayments	(4,000,000)
Loan Agreement Date		May 09, 2016
Term Loan 3 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		6,580,000
Balance	2,237,200	2,710,960
Repayments	(473,760)
Loan Agreement Date		Jun. 28, 2016
Term Loan 4 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		49,875,000
Balance	26,444,014	30,845,014
Repayments	(4,401,000)
Loan Agreement Date		Dec. 21, 2017
Term Loan 5 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		40,250,000
Balance	24,375,000	26,875,000
Repayments	(2,500,000)
Loan Agreement Date		Feb. 19, 2020
Term Loan 6 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		33,240,000
Balance	23,545,000	25,484,000
Repayments	(1,939,000)
Loan Agreement Date		Nov. 04, 2020
Term Loan 7 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		29,437,000
Balance	9,430,000	10,210,000
Repayments	(780,000)
Loan Agreement Date		Oct. 09, 2020
Term Loan 8 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		45,000,000
Balance	33,950,000	37,350,000
Repayments	(3,400,000)
Loan Agreement Date		Jul. 20, 2016
Term Loan 9 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		32,200,000
Balance	21,102,095	23,616,259
Repayments	(2,514,164)
Loan Agreement Date		Jul. 05, 2014
Term Loan 10 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		29,250,000
Balance	20,520,000	22,080,000
Repayments	(1,560,000)
Loan Agreement Date		Jul. 14, 2019
Term Loan 11 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		26,700,000
Balance	15,278,928	17,434,196
Repayments	(2,155,268)
Loan Agreement Date		Jul. 02, 2014
Term Loan 12 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		49,400,000
Balance	41,150,000	44,450,000
Repayments	(3,300,000)
Loan Agreement Date		Sep. 01, 2018
Term Loan 13 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		43,250,000
Balance	38,375,000	41,375,000
Repayments	(3,000,000)
Loan Agreement Date		Jun. 20, 2020
Term Loan 14 [Member]
Note 10 - Long-term Debt (Details) - Long-term Debt [Line Items]
Original Amount		45,212,500
Balance	43,949,354
Additions	45,212,500
Repayments	$ (1,263,146)
Loan Agreement Date		Dec. 31, 2020